Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Reconciliation of Revenues to Segment Contribution

For the year ended December 31, 2020
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$72,564	$42,106	$30,458	$8,086	$22,372	$—	$22,372
Business Wireline	25,083	15,303	9,780	5,216	4,564	—	4,564
Consumer Wireline	12,318	8,027	4,291	2,914	1,377	—	1,377
Total Communications	109,965	65,436	44,529	16,216	28,313	—	28,313
WarnerMedia
Turner	12,568	6,954	5,614	277	5,337	(2)	5,335
Home Box Office	6,808	6,028	780	98	682	16	698
Warner Bros.	12,154	9,917	2,237	169	2,068	(70)	1,998
Eliminations and other	(1,088)	(1,320)	232	127	105	74	179
Total WarnerMedia	30,442	21,579	8,863	671	8,192	18	8,210
Latin America
Vrio	3,154	2,800	354	520	(166)	24	(142)
Mexico	2,562	2,636	(74)	513	(587)	—	(587)
Total Latin America	5,716	5,436	280	1,033	(753)	24	(729)
Segment Total	146,123	92,451	53,672	17,920	35,752	$42	$35,794
Corporate and Other
Corporate[1]	2,207	4,205	(1,998)	310	(2,308)
Video	28,610	24,174	4,436	2,262	2,174
Acquisition-related items	—	468	(468)	8,012	(8,480)
Certain significant items	—	19,156	(19,156)	14	(19,170)
Eliminations and consolidations	(5,180)	(3,615)	(1,565)	(2)	(1,563)
AT&T Inc.	$171,760	$136,839	$34,921	$28,516	$6,405
[1]Operations and Support Expenses include $2,442 for the reclassification of prior service credit amortization.

For the year ended December 31, 2019
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$71,056	$40,681	$30,375	$8,054	$22,321	$—	$22,321
Business Wireline	25,901	15,839	10,062	4,925	5,137	—	5,137
Consumer Wireline	13,012	7,775	5,237	2,880	2,357	—	2,357
Total Communications	109,969	64,295	45,674	15,859	29,815	—	29,815
WarnerMedia
Turner	13,122	7,740	5,382	235	5,147	52	5,199
Home Box Office	6,749	4,312	2,437	102	2,335	30	2,365
Warner Bros.	14,358	11,816	2,542	162	2,380	(30)	2,350
Eliminations and other	1,030	304	726	90	636	109	745
Total WarnerMedia	35,259	24,172	11,087	589	10,498	161	10,659
Latin America
Vrio	4,094	3,378	716	660	56	27	83
Mexico	2,869	3,085	(216)	502	(718)	—	(718)
Total Latin America	6,963	6,463	500	1,162	(662)	27	(635)
Segment Total	152,191	94,930	57,261	17,610	39,651	$188	$39,839
Corporate and Other
Corporate[1]	2,203	3,509	(1,306)	645	(1,951)
Video	32,124	27,275	4,849	2,461	2,388
Acquisition-related items	(72)	960	(1,032)	7,460	(8,492)
Certain significant items	—	2,082	(2,082)	43	(2,125)
Eliminations and consolidations	(5,253)	(3,735)	(1,518)	(2)	(1,516)
AT&T Inc.	$181,193	$125,021	$56,172	$28,217	$27,955
[1]Operations and Support Expenses include $1,934 for the reclassification of prior service credit amortization.

For the year ended December 31, 2018
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$70,521	$40,690	$29,831	$8,263	$21,568	$—	$21,568
Business Wireline	26,494	16,012	10,482	4,704	5,778	—	5,778
Consumer Wireline	13,108	7,596	5,512	2,623	2,889	—	2,889
Total Communications	110,123	64,298	45,825	15,590	30,235	—	30,235
WarnerMedia
Turner	6,979	3,794	3,185	131	3,054	54	3,108
Home Box Office	3,598	2,187	1,411	56	1,355	29	1,384
Warner Bros.	8,703	7,130	1,573	96	1,477	(28)	1,449
Eliminations and other	1,305	168	1,137	28	1,109	(30)	1,079
Total WarnerMedia	20,585	13,279	7,306	311	6,995	25	7,020
Latin America
Vrio	4,784	3,743	1,041	728	313	34	347
Mexico	2,868	3,415	(547)	510	(1,057)	—	(1,057)
Total Latin America	7,652	7,158	494	1,238	(744)	34	(710)
Segment Total	138,360	84,735	53,625	17,139	36,486	$59	$36,545
Corporate and Other
Corporate[1]	2,481	2,502	(21)	1,637	(1,658)
Video	33,363	28,856	4,507	2,698	1,809
Acquisition-related items	(49)	1,185	(1,234)	6,931	(8,165)
Certain significant items	—	899	(899)	26	(925)
Eliminations and consolidations	(3,399)	(1,947)	(1,452)	(1)	(1,451)
AT&T Inc.	$170,756	$116,230	$54,526	$28,430	$26,096
[1]Operations and Support Expenses include $1,753 for the reclassification of prior service credit amortization.

Reconciliation of Segment Contributions to Income Before Income Taxes
The following table is a reconciliation of operating income (loss) to “Income Before Income Taxes” reported in our consolidated statements of income:

	2020	2019	2018
Communications	$28,313	$29,815	$30,235
WarnerMedia	8,210	10,659	7,020
Latin America	(729)	(635)	(710)
Segment Contribution	35,794	39,839	36,545
Reconciling Items:
Corporate and Other	(2,308)	(1,951)	(1,658)
Video	2,174	2,388	1,809
Merger and integration items	(468)	(1,032)	(1,234)
Amortization of intangibles acquired	(8,012)	(7,460)	(6,931)
Impairments and abandonments	(18,880)	(1,458)	(46)
Gain on spectrum transaction[1]	900	—	—
Employee separation charges and benefit-related (gain) loss	(1,177)	(624)	(587)
Other noncash charges (credits), net	(13)	(43)	(111)
Natural disaster items	—	—	(181)
Segment equity in net income of affiliates	(42)	(188)	(59)
Eliminations and consolidations	(1,563)	(1,516)	(1,451)
AT&T Operating Income	6,405	27,955	26,096
Interest Expense	7,925	8,422	7,957
Equity in net income (loss) of affiliates	95	6	(48)
Other income (expense) - net	(1,431)	(1,071)	6,782
Income (Loss) Before Income Taxes	$(2,856)	$18,468	$24,873
[1] Included as a reduction of “Selling, general and administrative expenses” in the consolidated statements of income.

Schedule of Revenues Earned from Customers and Property, Plant and Equipment by Geographical Areas
The following table sets forth revenues earned from customers, and property, plant and equipment located in different geographic areas:

	2020		2019		2018
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$155,899	$121,208	$161,689	$122,567	$154,795	$123,457
Europe	5,387	1,152	6,536	1,854	4,073	1,634
Mexico	2,862	3,530	3,198	3,648	3,100	3,467
Brazil	1,807	694	2,797	1,057	2,724	1,213
All other Latin America	2,679	485	3,219	544	3,055	1,217
Asia/Pacific Rim	2,322	203	2,793	390	2,214	408
Other	804	43	961	68	795	77
Total	$171,760	$127,315	$181,193	$130,128	$170,756	$131,473

Schedule of Intersegment Revenues, Assets, Investments in Equity Affiliates, and Capital Expenditures by Segment
The following tables present intersegment revenues, assets, investments in equity affiliates and capital expenditures by segment:

Intersegment Reconciliation
	2020	2019	2018
Intersegment revenues
Communications	$11	$26	$13
WarnerMedia	3,183	3,318	1,875
Latin America	—	—	—
Total Intersegment Revenues	3,194	3,344	1,888
Consolidations	1,986	1,909	1,511
Eliminations and consolidations	$5,180	$5,253	$3,399

At or for the years ended December 31,	2020			2019
	Assets	Investments in Equity Method Investees	Capital Expenditures	Assets	Investments in Equity Method Investees	Capital Expenditures
Communications[1]	$506,102	$—	$14,107	$492,649	$—	$17,410
WarnerMedia	148,037	1,123	699	140,376	3,011	1,205
Latin America	15,811	590	708	20,606	650	757
Corporate and eliminations[1]	(144,189)	67	161	(101,962)	34	263
Total	$525,761	$1,780	$15,675	$551,669	$3,695	$19,635
[1]Amounts above have been updated to reflect the classification of our Video business as held-for-sale (beginning in the first quarter of 2021), which included the recast of historical results to remove Video from our Communications segment and instead report in Corporate and Other.